Related Party Transactions - Summary of Cemig's Principal Balances and Transactions With Related Parties (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 20, 2019	Jan. 31, 2018
Disclosure of transactions between related parties [line items]
Current assets	R$ 27,796	R$ 8,537
Non-current assets	32,059	33,703
Current liabilities	23,394	8,663
Non-current liabilities	20,522	19,247
Parent [member] | MINAS GERAIS STATE GOVERNMENT [member] | Current [member] | Consumers and traders [member]
Disclosure of transactions between related parties [line items]
Current assets	245	55
Revenue	163	136	R$ 152
Parent [member] | MINAS GERAIS STATE GOVERNMENT [member] | Current [member] | Public lighting contribution [member]
Disclosure of transactions between related parties [line items]
Current assets	2	1
Parent [member] | MINAS GERAIS STATE GOVERNMENT [member] | Current [member] | Accounts receivable [member]
Disclosure of transactions between related parties [line items]
Current assets		235
Revenue		42
Parent [member] | MINAS GERAIS STATE GOVERNMENT [member] | Current [member] | ICMS [member]
Disclosure of transactions between related parties [line items]
Revenue	12
Parent [member] | MINAS GERAIS STATE GOVERNMENT [member] | Non current [member] | Consumers and traders [member]
Disclosure of transactions between related parties [line items]
Non-current assets		50
Parent [member] | MINAS GERAIS STATE GOVERNMENT [member] | Non current [member] | Public lighting contribution [member]
Disclosure of transactions between related parties [line items]
Current assets					R$ 2
Revenue	18
Non-current assets		1
Parent [member] | MINAS GERAIS STATE GOVERNMENT [member] | Non current [member] | Accounts receivable [member]
Disclosure of transactions between related parties [line items]
Non-current assets	246
Entities with joint control or significant influence over entity [member] | Alianca Geracao [member] | Current [member] | Transactions in electricity [member]
Disclosure of transactions between related parties [line items]
Revenue	34	30
Expenses	(165)	(147)	(142)
Current liabilities	13	7
Entities with joint control or significant influence over entity [member] | Alianca Geracao [member] | Current [member] | Provision of services [member]
Disclosure of transactions between related parties [line items]
Current assets	2	2
Revenue	12	13	14
Entities with joint control or significant influence over entity [member] | Alianca Geracao [member] | Current [member] | Interest on Equity, and dividends [member]
Disclosure of transactions between related parties [line items]
Current assets	91	72
Entities with joint control or significant influence over entity [member] | Baguari Energia [member] | Current [member] | Transactions in electricity [member]
Disclosure of transactions between related parties [line items]
Expenses	(10)	(7)	(7)
Current liabilities	1	1
Entities with joint control or significant influence over entity [member] | Baguari Energia [member] | Current [member] | Services [member]
Disclosure of transactions between related parties [line items]
Revenue	1	1	1
Entities with joint control or significant influence over entity [member] | Madeira Energia [member] | Current [member] | Transactions in electricity [member]
Disclosure of transactions between related parties [line items]
Current assets	5
Revenue	70	27	8
Expenses	(778)	(686)	(574)
Current liabilities	64	57
Entities with joint control or significant influence over entity [member] | Madeira Energia [member] | Current [member] | Advance against future electricity supply [member]
Disclosure of transactions between related parties [line items]
Current assets	7	66
Revenue	9
Entities with joint control or significant influence over entity [member] | Madeira Energia [member] | Current [member] | Reimbursement for decontracted supply [member]
Disclosure of transactions between related parties [line items]
Current assets	42
Revenue	2
Entities with joint control or significant influence over entity [member] | Madeira Energia [member] | Non current [member] | Reimbursement for decontracted supply [member]
Disclosure of transactions between related parties [line items]
Non-current assets	3
Entities with joint control or significant influence over entity [member] | Madeira Energia [member] | Non current [member] | Advance for future energy supply [member]
Disclosure of transactions between related parties [line items]
Non-current assets		7
Entities with joint control or significant influence over entity [member] | Norte Energia [member] | Current [member] | Transactions in electricity [member]
Disclosure of transactions between related parties [line items]
Revenue	16	9	2
Expenses	(202)	(122)	(49)
Current liabilities	6	4
Entities with joint control or significant influence over entity [member] | Lightger [member] | Current [member] | Transactions in electricity [member]
Disclosure of transactions between related parties [line items]
Expenses	(21)	(19)	(19)
Entities with joint control or significant influence over entity [member] | Hidreletrica Pipoca [member] | Current [member] | Interest on Equity, and dividends [member]
Disclosure of transactions between related parties [line items]
Current assets		1
Entities with joint control or significant influence over entity [member] | Hidreletrica Pipoca [member] | Current [member] | Transactions with energy [member]
Disclosure of transactions between related parties [line items]
Expenses	(19)	(15)	(16)
Current liabilities	1
Entities with joint control or significant influence over entity [member] | Retiro Baixo [member] | Current [member] | Transactions in electricity [member]
Disclosure of transactions between related parties [line items]
Expenses	(5)	(6)	(6)
Current liabilities	1	1
Entities with joint control or significant influence over entity [member] | Retiro Baixo [member] | Current [member] | Interest on Equity, and dividends [member]
Disclosure of transactions between related parties [line items]
Current assets	5	3
Entities with joint control or significant influence over entity [member] | Hidreletrica Cachoeirao [member] | Current [member] | Interest on Equity, and dividends [member]
Disclosure of transactions between related parties [line items]
Current assets	3
Entities with joint control or significant influence over entity [member] | Renova [member] | Current [member] | Transactions in electricity [member]
Disclosure of transactions between related parties [line items]
Expenses	(81)	(179)	(159)
Current liabilities	1	2
Entities with joint control or significant influence over entity [member] | Renova [member] | Non current [member] | Accounts receivable [member]
Disclosure of transactions between related parties [line items]
Revenue	37		14
Non-current assets	445	350
Entities with joint control or significant influence over entity [member] | Renova [member] | Non current [member] | Advance for future energy supply [member]
Disclosure of transactions between related parties [line items]
Revenue	7		17
Non-current assets	87
Entities with joint control or significant influence over entity [member] | Renova [member] | Non current [member] | Reimbursement for suspension of supply of power [member]
Disclosure of transactions between related parties [line items]
Revenue	52
Non-current assets	52			R$ 52
Entities with joint control or significant influence over entity [member] | Renova [member] | Non current [member] | Reimbursement for cessation of power purchase agreement [member]
Disclosure of transactions between related parties [line items]
Revenue	10
Non-current assets	10			R$ 10
Entities with joint control or significant influence over entity [member] | Empresa Amazonense de Transmissao de Energia EATE [member] | Current [member] | Transactions in electricity [member]
Disclosure of transactions between related parties [line items]
Expenses	(19)	(26)	(25)
Current liabilities	2	3
Entities with joint control or significant influence over entity [member] | Light [member] | Current [member] | Transactions in electricity [member]
Disclosure of transactions between related parties [line items]
Current assets		1
Revenue	60	54	59
Expenses	(1)	(1)	(1)
Current liabilities	1
Entities with joint control or significant influence over entity [member] | Light [member] | Current [member] | Interest on Equity, and dividends [member]
Disclosure of transactions between related parties [line items]
Current assets	10
Entities with joint control or significant influence over entity [member] | Taesa [member] | Current [member] | Transactions in electricity [member]
Disclosure of transactions between related parties [line items]
Expenses	(109)	(127)	(110)
Current liabilities	8	12
Entities with joint control or significant influence over entity [member] | Taesa [member] | Current [member] | Provision of services [member]
Disclosure of transactions between related parties [line items]
Revenue		1	1
Entities with joint control or significant influence over entity [member] | Taesa [member] | Current [member] | Services [member]
Disclosure of transactions between related parties [line items]
Expenses	1
Entities with joint control or significant influence over entity [member] | Cia. Transirape de Transmissao [member] | Current [member] | Transactions in electricity [member]
Disclosure of transactions between related parties [line items]
Expenses	(10)	(10)	(9)
Current liabilities	1	1
Entities with joint control or significant influence over entity [member] | Cia. Transirape de Transmissao [member] | Current [member] | Provision of services [member]
Disclosure of transactions between related parties [line items]
Revenue	1	1	1
Entities with joint control or significant influence over entity [member] | Cia. Transirape de Transmissao [member] | Current [member] | Interest on Equity, and dividends [member]
Disclosure of transactions between related parties [line items]
Current assets		1
Entities with joint control or significant influence over entity [member] | Axxiom [member] | Current [member] | Provision of services [member]
Disclosure of transactions between related parties [line items]
Current liabilities		3
Entities with joint control or significant influence over entity [member] | Transudeste [member] | Current [member] | Transactions in electricity [member]
Disclosure of transactions between related parties [line items]
Expenses	(1)	(2)	(1)
Entities with joint control or significant influence over entity [member] | Transudeste [member] | Current [member] | Provision of services [member]
Disclosure of transactions between related parties [line items]
Revenue	1	1	1
Entities with joint control or significant influence over entity [member] | Transleste [member] | Current [member] | Transactions in electricity [member]
Disclosure of transactions between related parties [line items]
Expenses	(2)	(3)	(2)
Entities with joint control or significant influence over entity [member] | Transleste [member] | Current [member] | Provision of services [member]
Disclosure of transactions between related parties [line items]
Revenue	1	1	1
Entities with joint control or significant influence over entity [member] | Centroeste [member] | Current [member] | Interest on Equity, and dividends [member]
Disclosure of transactions between related parties [line items]
Current assets	1
Entities with joint control or significant influence over entity [member] | Luce [member] | Current [member] | Interest on Equity, and dividends [member]
Disclosure of transactions between related parties [line items]
Current assets	5
Entities with joint control or significant influence over entity [member] | RME [member] | Current [member] | Interest on Equity, and dividends [member]
Disclosure of transactions between related parties [line items]
Current assets	2
Other related parties [member] | FIC Pampulha [member] | Current [member] | Cash and cash equivalents [member]
Disclosure of transactions between related parties [line items]
Current assets	274	322
Other related parties [member] | FIC Pampulha [member] | Current [member] | Marketable securities [member]
Disclosure of transactions between related parties [line items]
Current assets	727	1,037
Revenue	1,106	9	197
Other related parties [member] | FIC Pampulha [member] | Current [member] | Marketable securities issued by subsidiary companies of Cemig [member]
Disclosure of transactions between related parties [line items]
Current assets	(24)	(25)
Other related parties [member] | FIC Pampulha [member] | Non current [member] | Marketable securities [member]
Disclosure of transactions between related parties [line items]
Non-current assets	101	30
Other related parties [member] | FORLUZ [member] | Current [member] | Post-employment obligations [member]
Disclosure of transactions between related parties [line items]
Expenses	(192)	(174)	(186)
Current liabilities	123	109
Other related parties [member] | FORLUZ [member] | Current [member] | Supplementary pension contributions [member]
Disclosure of transactions between related parties [line items]
Expenses	(78)	(84)	(100)
Other related parties [member] | FORLUZ [member] | Current [member] | Administrative running costs [member]
Disclosure of transactions between related parties [line items]
Expenses	(28)	(26)	(25)
Other related parties [member] | FORLUZ [member] | Current [member] | Operating leases [member]
Disclosure of transactions between related parties [line items]
Expenses	(46)	(55)	(39)
Current liabilities	2	5
Other related parties [member] | FORLUZ [member] | Non current [member] | Post-employment obligations [member]
Disclosure of transactions between related parties [line items]
Non-current liabilities	2,046	1,960
Other related parties [member] | CEMIG SAUDE [member] | Current [member] | Health and dental plans [member]
Disclosure of transactions between related parties [line items]
Expenses	(186)	(193)	R$ (187)
Current liabilities	120	115
Other related parties [member] | CEMIG SAUDE [member] | Non current [member] | Health and dental plans [member]
Disclosure of transactions between related parties [line items]
Non-current liabilities	R$ 2,271	R$ 1,633